INCOME TAXES (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013
INCOME TAXES
Income tax expense or benefit recognized	$ 0	$ 0	$ 0	$ 0
Deferred tax assets:
Net operating loss carry-forward	462,000	2,723,000	1,737,000	462,000
Valuation allowance	(462,000)	(2,723,000)	(1,737,000)	(462,000)
Federal statutory income tax rate (as a percent)		35.00%
Effective income tax rate (as a percent)		0.00%
INCOME TAXES
Net operating loss carryforwards		2,873,000
Unrecognized accrued interest or penalties		0			0
2032
INCOME TAXES
Net operating loss carryforwards		460,000
2033
INCOME TAXES
Net operating loss carryforwards		1,267,000
2034
INCOME TAXES
Net operating loss carryforwards		1,146,000
Federal
INCOME TAXES
Net operating loss carryforwards		2,308,000
State
INCOME TAXES
Net operating loss carryforwards		$ 565,000